Research and Development Expenses, Net - Schedule of Research and Development Expenses, Net (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses, Net [Line Items]
Salaries and related expenses			$ 4,926
Share-based compensation			(144)
Materials			1,530
Subcontractors and consultants			800
Depreciation			121
Cost for registration of patents			78
Others			983
Total			8,294
Less participation of the IIA			17
Total research and development expenses, net			$ 8,311